Stock-Based Compensation - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received from the exercise of stock options	¥ 345	¥ 55	¥ 98
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	136	5	19
Incremental stock-based compensation costs recognized			142
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average vesting period	1.67
Weighted average exercise period	9.67
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average vesting period	1.92
Weighted average exercise period	9.92
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Points granted	383,250
Points settled for individuals retired	72,250
Points outstanding	1,737,792
Incremental stock-based compensation costs recognized	¥ 410	¥ 288	¥ 255